Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
REVENUE	$ 742,125	$ 200,797	$ 26,882
COST OF REVENUE	7,405	90,890	16,308
GROSS PROFIT	734,720	109,907	10,574
OPERATING EXPENSES:
Selling and marketing	244,163	389,750	171,016
General and administrative
Payroll and related benefits	1,024,565	1,091,065	893,656
Professional fees	1,744,395	794,221	831,821
Other general and administrative expenses	905,748	775,647	441,621
Total Operating Expenses	3,918,871	3,050,683	2,338,114
LOSS FROM OPERATIONS	(3,184,151)	(2,940,776)	(2,327,540)
OTHER INCOME (EXPENSE):
Interest income	30,478	37,370	483
Interest expense			(12)
Government subsidy		724,795
Other income (expense)	53,646	(14,994)	(1,022)
Loss on equity method investment	(46,105)	(49,413)	(61,876)
Foreign currency transaction gain (loss)	(35,464)	(216)	40,965
Total Other Income (Expense)	2,555	697,542	(21,462)
LOSS BEFORE INCOME TAXES	(3,181,596)	(2,243,234)	(2,349,002)
INCOME TAXES
NET LOSS	(3,181,596)	(2,243,234)	(2,349,002)
COMPREHENSIVE LOSS:
NET LOSS	(3,181,596)	(2,243,234)	(2,349,002)
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation adjustments	117,687	(30,170)	(50,586)
TOTAL COMPREHENSIVE LOSS	$ (3,063,909)	$ (2,273,404)	$ (2,399,588)
NET LOSS PER COMMON SHARE
Basic and diluted (in Dollars per share)	$ (0.16)	$ (0.11)	$ (0.06)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING:
Basic and diluted (in Shares)	20,385,574	20,013,288	39,600,000